Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee maintains a well-established process for granting equity awards and has a long-standing practice of granting awards generally at a time when directors and executive officers are not in possession of material, non-public information and only during an open "trading window" period under the Company's insider trading policy. Additional features of this practice include:
•The grant date of equity awards is generally the date on which the Board or the Committee approves the award by meeting or unanimous written consent or a later date designated in such approval. The Committee generally grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year; however, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires.
•No equity awards will be granted to executive officers within the period starting four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material non-public information (including earnings information) and ending one business day after such filing. In 2025, the Company did not award grants to our NEOs within four business days before or one business day after the release of material non-public information.
•LTIP awards generally have a three-year performance period and the shares that are earned are not subject to any further vesting conditions.
•RSU awards generally vest in full on the third anniversary of the grant date, assuming no qualifying termination occurs during such period.
•Stock option awards generally vest in full on the third anniversary of grant and expire ten years from the date of grant. Stock options will be awarded at an exercise price equal to the closing price of Albemarle’s common stock on the date of grant. Under the terms of our 2008 Incentive Plan, 2017 Incentive Plan, and proposed 2026 Incentive Plan, stock option re-pricing is not permitted without shareholder approval.
•Beginning in 2026, we discontinued granting stock options and now deliver equity awards solely in the form of full-value shares.
•We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false